Shareholder Report, Holdings (Details) - C000233024	Aug. 31, 2024
Zomato8148266
Holdings [Line Items]
Percent of Total Investments	7.90%
One 97 Communications8148250
Holdings [Line Items]
Percent of Total Investments	7.40%
Reliance Industries8148256
Holdings [Line Items]
Percent of Total Investments	7.30%
Info Edge India8148234
Holdings [Line Items]
Percent of Total Investments	7.00%
Bajaj Finance8148212
Holdings [Line Items]
Percent of Total Investments	7.00%
Jio Financial Services8148240
Holdings [Line Items]
Percent of Total Investments	5.60%
Indian Energy Exchange8148231
Holdings [Line Items]
Percent of Total Investments	5.20%
PB Fintech8148253
Holdings [Line Items]
Percent of Total Investments	4.90%
FSN E-Commerce Ventures8148218
Holdings [Line Items]
Percent of Total Investments	4.90%
Jubilant Foodworks8148243
Holdings [Line Items]
Percent of Total Investments	4.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	36.90%